Intangible Assets, Net (Details) - Schedule of intangible assets stated at cost less accumulated amortization - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 16,482,871	$ 5,326,829
Less: accumulated amortization	2,221,219	1,731,852
Intangible assets, net	14,261,652	3,594,977
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	5,060,384	5,326,829
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	4,624,937
Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 6,797,550